Income taxes	12 Months Ended
Sep. 30, 2020
Income Taxes [Abstract]
Income taxes
Income taxes

	Year ended September 30
	2020	2019
	$	$
Current income tax expense
Current income tax expense in respect of the current year	416,563	439,972
Adjustments recognized in the current year in relation to the income tax expense of prior years	(24,328)	(17,934)
Total current income tax expense	392,235	422,038
Deferred income tax expense (recovery)
Deferred income tax recovery relating to the origination and reversal of temporary differences	(1,120)	(959)
Deferred income tax (recovery) expense relating to changes in tax rates	(3,479)	784
Adjustments recognized in the current year in relation to the deferred income tax recovery of prior years	10,769	—
Recognition of previously unrecognized temporary differences	—	(8,122)
Total deferred income tax expense (recovery)	6,170	(8,297)
Total income tax expense	398,405	413,741

The Company’s effective income tax rate differs from the combined Federal and Provincial Canadian statutory tax rate as follows:

	Year ended September 30
	2020	2019
	%	%
Company's statutory tax rate	26.5	26.6
Effect of foreign tax rate differences	(0.9)	(1.6)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.9)	(1.4)
Non-deductible and tax exempt items	0.2	0.2
Effect of integration-related costs	0.7	0.1
Minimum income tax charge	0.9	0.8
Changes in tax laws and rates	(0.2)	—
Effective income tax rate	26.3	24.7

16.     Income taxes (continued)
The continuity schedule of deferred tax balances is as follows:

	As at September 30, 2019	Adoption of IFRS 16 (Note 3)	As at October 1, 2020	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2020
	$	$	$	$	$	$	$	$	$
Accounts payable and accrued liabilities, provisions and other long-term liabilities	67,926	(17,150)	50,776	47	12,819	(7)	—	573	64,208
Tax benefits on losses carried forward	59,163	—	59,163	886	(17,492)	—	—	3,671	46,228
Accrued compensation	45,407	—	45,407	—	(2,464)	—	(16,933)	1,410	27,420
Retirement benefits obligations	17,904	—	17,904	60	(4,959)	8,282	—	1,879	23,166
Lease liabilities	—	231,562	231,562	3,751	(18,864)	—	—	6,548	222,997
PP&E, contract costs, intangible assets and other long-term assets	(123,147)	—	(123,147)	(5,933)	(6,710)	—	—	(670)	(136,460)
Right-of-use assets	—	(182,822)	(182,822)	(3,658)	21,133	—	—	(6,488)	(171,835)
Work in progress	(43,569)	—	(43,569)	170	9,532	—	—	(410)	(34,277)
Goodwill	(60,366)	—	(60,366)	(757)	(2,127)	—	—	(959)	(64,209)
Refundable tax credits on salaries	(25,819)	—	(25,819)	—	3,095	—	—	—	(22,724)
Cash flow hedges	(13,903)	—	(13,903)	—	(869)	13,773	—	524	(475)
Other	(1,322)	—	(1,322)	1,354	736	1,095	—	(759)	1,104
Deferred taxes, net	(77,726)	31,590	(46,136)	(4,080)	(6,170)	23,143	(16,933)	5,319	(44,857)

	As at September 30, 2018	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2019
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities, provisions and other long-term liabilities	78,177	(3,220)	(8,394)	—	—	1,363	67,926
Tax benefits on losses carried forward	62,415	—	(1,001)	—	—	(2,251)	59,163
Accrued compensation	34,887	18	3,995	—	6,132	375	45,407
Retirement benefits obligations	25,418	—	(2,683)	(4,324)	—	(507)	17,904
Allowance for doubtful accounts	(260)	—	260	—	—	—	—
PP&E, contract costs, intangible assets and other long-term assets	(106,207)	(24,514)	7,788	—	—	(214)	(123,147)
Work in progress	(59,142)	—	16,010	—	—	(437)	(43,569)
Goodwill	(53,891)	—	(5,407)	—	—	(1,068)	(60,366)
Refundable tax credits on salaries	(26,502)	—	683	—	—	—	(25,819)
Cash flow hedges	12,398	—	(1,470)	(25,290)	—	459	(13,903)
Other	(638)	76	(1,484)	2,374	—	(1,650)	(1,322)
Deferred taxes, net	(33,345)	(27,640)	8,297	(27,240)	6,132	(3,930)	(77,726)
The deferred tax balances are presented as follows in the consolidated balance sheets:

	As at September 30, 2020	As at September 30, 2019
	$	$
Deferred tax assets	113,484	100,539
Deferred tax liabilities	(158,341)	(178,265)
	(44,857)	(77,726)

16.     Income taxes (continued)
As at September 30, 2020, the Company had $291,255,000 ($367,352,000 as at September 30, 2019) in operating tax losses carried forward, of which $59,390,000 ($37,480,000 as at September 30, 2019) expire at various dates from 2029 to 2040 and $231,865,000 ($329,872,000 as at September 30, 2019) have no expiry dates. As at September 30, 2020, a deferred income tax asset of $41,380,000 ($54,814,000 as at September 30, 2019) has been recognized on $217,563,000 ($289,976,000 as at September 30, 2019) of these losses. The deferred income tax assets are recognized only to the extent that it is probable that taxable income will be available against which the unused tax losses can be utilized. As at September 30, 2020, the Company had $31,639,000 ($29,287,000 as at September 30, 2019) of the unrecognized operating tax losses that will expire at various dates from 2029 to 2032 and 42,053,000 ($48,089,000 as at September 30, 2019) that have no expiry date.
As at September 30, 2020, the Company had $485,546,000 ($471,772,000 as at September 30, 2019) in non-operating tax losses carried forward that have no expiry dates. As at September 30, 2020, a deferred income tax asset of $4,848,000 ($4,349,000 as at September 30, 2019) has been recognized on $19,436,000 ($18,151,000 as at September 30, 2019) of these losses. As at September 30, 2020, the Company had $466,110,000 ($453,621,000 as at September 30, 2019) of unrecognized non-operating tax losses.
As at September 30, 2020, the Company had $836,101,000 ($149,121,000 as at September 30, 2019) of cash and cash equivalents held by foreign subsidiaries. The tax implications of the repatriation of cash and cash equivalents not considered indefinitely reinvested have been accounted for and will not materially affect the Company’s liquidity. In addition, the Company has not recorded deferred tax liabilities on undistributed earnings of $5,565,437,000 ($4,457,906,000 as at September 30, 2019) coming from its foreign subsidiaries as they are considered indefinitely reinvested. Upon distribution of these earnings in the form of dividends or otherwise, the Company may be subject to taxation.
On September 30, 2019, the Company recorded a deferred tax asset of $18,500,000 attributable to the recognition of additional operating tax losses following a settlement with the German tax authority.